Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jan. 31, 2026	Feb. 01, 2025	Feb. 03, 2024	Jan. 28, 2023	Jan. 29, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Fiscal Year	Summary Compensation Table Total for PEO ($)(1)	Compensation Actually Paid to PEO ($)(3)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(2)	Average Compensation Actually Paid to Non-PEO NEOs ($)(3)	Value of Initial Fixed $100 Investment Based on:		Net (Loss) Income ($) (in 000s)(6)	PBT ($) (in 000s)(7)
					Total Shareholder Return ($)(4)	Peer Group Total Shareholder Return ($)(5)
2025	5,529,136	(1,011,815)	1,914,928	157,645	66.54	54.60	(27,889)	42,163
2024	5,315,173	2,882,597	1,807,048	1,202,029	141.66	64.17	92,973	102,432
2023	5,642,525	1,677,767	1,903,562	682,702	157.73	58.68	60,703	173,207
2022	5,212,353	11,376,661	1,922,191	4,101,452	187.25	71.83	165,735	195,961
2021	4,765,870	5,702,329	1,893,007	2,310,681	126.25	98.50	131,321	150,568

Company Selected Measure Name	Profit Before Taxes
Named Executive Officers, Footnote	Thomas C. Chubb III was our PEO for the entirety of fiscal 2025, 2024, 2023, 2022 and 2021. The amounts reported reflect the amounts of total compensation reported in the “Total” column of the Summary Compensation Table (SCT) for each applicable year.The amounts reported reflect the average of the amounts of total compensation reported for our non-PEO NEOs in the “Total” column of the SCT for each applicable year. The non-PEO NEOs included in this calculation for fiscal 2025 are: K. Scott Grassmyer, Thomas E. Campbell, Michelle M. Kelly, Douglas B. Wood and Robert S. Trauber. The non-PEO NEOs included in this calculation for each of fiscal 2024, 2023, 2022 and 2021 are: K. Scott Grassmyer, Thomas E. Campbell, Michelle M. Kelly and Douglas B. Wood.
PEO Total Compensation Amount	$ 5,529,136	$ 5,315,173	$ 5,642,525	$ 5,212,353	$ 4,765,870
PEO Actually Paid Compensation Amount	$ (1,011,815)	2,882,597	1,677,767	11,376,661	5,702,329
Adjustment To PEO Compensation, Footnote	The amounts reported reflect the “compensation actually paid” to Thomas C. Chubb III and the average “compensation actually paid” to our non-PEO NEOs for the applicable year, calculated in accordance with Item 402(v) of Regulation S-K. These amounts do not reflect the actual amounts of compensation paid to Thomas C. Chubb III or our non-PEO NEOs for the applicable year. The following table details the adjustments to the total compensation reflected in the SCT used to calculate “compensation actually paid” in accordance with the requirements of Item 402(v). The Company does not maintain a defined benefit pension plan so no adjustments for pension benefits are included in the table below.

	PEO					Non-PEO NEOs (Average)
	2025 ($)	2024 ($)	2023 ($)	2022 ($)	2021 ($)	2025 ($)	2024 ($)	2023 ($)	2022 ($)	2021 ($)
Total Compensation reported in SCT	5,529,136	5,315,173	5,642,525	5,212,353	4,765,870	1,914,928	1,807,048	1,903,562	1,922,191	1,893,007
Deduct: Grant date fair value reported in SCT of equity awards granted during covered fiscal year	3,942,205	4,048,660	4,247,460	2,544,375	2,249,159	921,058	1,056,606	1,071,316	783,859	762,800
Add: Fair value as of fiscal year-end of equity awards granted during the year that are outstanding and unvested as of fiscal year-end	1,705,900	2,503,480	2,888,580	3,982,295	2,045,469	436,318	651,808	731,751	1,233,241	693,750

Add: Change as of fiscal year-end in fair value of awards granted in any prior year that are outstanding and unvested as of fiscal year-end	(3,384,420)	(1,701,210)	(2,157,805)	4,570,887	817,308	(871,355)	(471,593)	(693,136)	1,670,440	331,645
Add: Change as of vesting date in fair value for any equity awards granted in any prior year that vested during the covered fiscal year	(920,226)	813,814	(448,073)	155,500	322,840	(257,065)	271,372	(188,159)	59,439	155,079
Deduct: Fair value as of fiscal year-end of awards granted in any prior year that fail to meet applicable vesting conditions during the covered fiscal year	—	—	—	—	—	144,123	—	—	—	—
Compensation Actually Paid	(1,011,815)	2,882,597	1,677,767	11,376,661	5,702,329	157,645	1,202,029	682,702	4,101,452	2,310,681

Non-PEO NEO Average Total Compensation Amount	$ 1,914,928	1,807,048	1,903,562	1,922,191	1,893,007
Non-PEO NEO Average Compensation Actually Paid Amount	$ 157,645	1,202,029	682,702	4,101,452	2,310,681
Adjustment to Non-PEO NEO Compensation Footnote	The amounts reported reflect the “compensation actually paid” to Thomas C. Chubb III and the average “compensation actually paid” to our non-PEO NEOs for the applicable year, calculated in accordance with Item 402(v) of Regulation S-K. These amounts do not reflect the actual amounts of compensation paid to Thomas C. Chubb III or our non-PEO NEOs for the applicable year. The following table details the adjustments to the total compensation reflected in the SCT used to calculate “compensation actually paid” in accordance with the requirements of Item 402(v). The Company does not maintain a defined benefit pension plan so no adjustments for pension benefits are included in the table below.

	PEO					Non-PEO NEOs (Average)
	2025 ($)	2024 ($)	2023 ($)	2022 ($)	2021 ($)	2025 ($)	2024 ($)	2023 ($)	2022 ($)	2021 ($)
Total Compensation reported in SCT	5,529,136	5,315,173	5,642,525	5,212,353	4,765,870	1,914,928	1,807,048	1,903,562	1,922,191	1,893,007
Deduct: Grant date fair value reported in SCT of equity awards granted during covered fiscal year	3,942,205	4,048,660	4,247,460	2,544,375	2,249,159	921,058	1,056,606	1,071,316	783,859	762,800
Add: Fair value as of fiscal year-end of equity awards granted during the year that are outstanding and unvested as of fiscal year-end	1,705,900	2,503,480	2,888,580	3,982,295	2,045,469	436,318	651,808	731,751	1,233,241	693,750

Add: Change as of fiscal year-end in fair value of awards granted in any prior year that are outstanding and unvested as of fiscal year-end	(3,384,420)	(1,701,210)	(2,157,805)	4,570,887	817,308	(871,355)	(471,593)	(693,136)	1,670,440	331,645
Add: Change as of vesting date in fair value for any equity awards granted in any prior year that vested during the covered fiscal year	(920,226)	813,814	(448,073)	155,500	322,840	(257,065)	271,372	(188,159)	59,439	155,079
Deduct: Fair value as of fiscal year-end of awards granted in any prior year that fail to meet applicable vesting conditions during the covered fiscal year	—	—	—	—	—	144,123	—	—	—	—
Compensation Actually Paid	(1,011,815)	2,882,597	1,677,767	11,376,661	5,702,329	157,645	1,202,029	682,702	4,101,452	2,310,681

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid and Total Shareholder Return
The following graph reflects the relationship between “compensation actually paid” to our PEO and the average “compensation actually paid” to our non-PEO NEOs and our cumulative TSR for the fiscal years presented in the table.

Compensation Actually Paid vs. Net Income
Compensation Actually Paid and Net Income
SEC rules require that net income be presented as a performance measure in the Pay versus Performance table above. The following graph reflects the relationship between “compensation actually paid” to our PEO and the average “compensation actually paid” to our non-PEO NEOs and our net income during the fiscal years presented in the table, as reported in our audited financial statements for the applicable fiscal year.

Compensation Actually Paid vs. Company Selected Measure
Compensation Actually Paid and PBT
The following graph reflects the relationship between “compensation actually paid” to our PEO and the average “compensation actually paid” to our non-PEO NEOs and our total company PBT for the applicable fiscal year.

Total Shareholder Return Vs Peer Group
Total Shareholder Return and Peer Group Total Shareholder Return
The following graph reflects a comparison of our cumulative TSR and the cumulative TSR of The S&P 500 Apparel, Accessories and Luxury Goods for the fiscal years presented in the table.

Total Shareholder Return Amount	$ 66.54	141.66	157.73	187.25	126.25
Peer Group Total Shareholder Return Amount	54.60	64.17	58.68	71.83	98.50
Net Income (Loss)	$ (27,889,000)	$ 92,973,000	$ 60,703,000	$ 165,735,000	$ 131,321,000
Company Selected Measure Amount	42,163,000	102,432,000	173,207,000	195,961,000	150,568,000
PEO Name	Thomas C. Chubb III
Additional 402(v) Disclosure	The amounts reported reflect cumulative total shareholder return (assuming an initial investment of $100 and the reinvestment of dividends) on our common stock during a period commencing as of market close on January 30, 2021 through and including the end of the applicable fiscal year (the measurement period calculated in accordance with Item 201(e) of Regulation S-K). The amounts reported reflect cumulative total shareholder return (assuming an initial investment of $100 and the reinvestment of dividends) of the S&P 500 Apparel, Accessories and Luxury Goods during a period commencing as of market close on January 30, 2021 through and including the end of the applicable fiscal year. The amounts reported reflect the amount of net income reported in our audited financial statements for the applicable fiscal year. In fiscal 2025 and fiscal 2023, we incurred non-cash impairment charges in goodwill, intangible assets and equity method investments of $61.0 million and $113.6 million, respectively.
Measure:: 1
Pay vs Performance Disclosure
Name	Profit Before Taxes
Non-GAAP Measure Description	We have determined that PBT is the financial performance measure that represents the most important measure (that is not otherwise required to be disclosed in the table) to link compensation actually paid to the PEO and our other NEOs to our financial performance.
Measure:: 2
Pay vs Performance Disclosure
Name	Total Shareholder Return
Measure:: 3
Pay vs Performance Disclosure
Name	Comparator Group Total Shareholder Return
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (3,942,205)	$ (4,048,660)	$ (4,247,460)	$ (2,544,375)	$ (2,249,159)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,705,900	2,503,480	2,888,580	3,982,295	2,045,469
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,384,420)	(1,701,210)	(2,157,805)	4,570,887	817,308
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(920,226)	813,814	(448,073)	155,500	322,840
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(921,058)	(1,056,606)	(1,071,316)	(783,859)	(762,800)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	436,318	651,808	731,751	1,233,241	693,750
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(871,355)	(471,593)	(693,136)	1,670,440	331,645
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(257,065)	271,372	(188,159)	59,439	155,079
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (144,123)	$ 0	$ 0	$ 0	$ 0